Shareholders’ Equity	6 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on June 30, 2021. The authorized number of ordinary shares is 500,000,000 with par value of $0.0001 per share. On June 30, 2021, the Company issued 10,000 to six shareholders. On September 18, 2021, the Company issued 14,990,000 ordinary shares to six existing shareholders and eight new shareholders. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260.

On January 24, 2022, the Company issued 7,500,000 ordinary shares, to all existing shareholders on a pro rata basis. Cash consideration of $750 for the issuance of 7,500,000 ordinary shares was all received on March 4, 2022. The issuance of the 7,500,000 shares was for initial capitalization structure purposes.

On May 5, 2022, the Company issued an aggregated 468,000 shares of ordinary shares to all fourteen existing shareholders and to two new investors for cash consideration of $46.80 that was received on May 6, 2022.

On May 5, 2022, the Company issue an aggregated 1,032,000 ordinary shares to two new investors for cash consideration of $895,000. The cash consideration was all received in August and September 2021.

On October 25, 2023, the Company issue an aggregated 1,000,000 ordinary shares to a third-party investor for cash consideration of $4,999,823. The cash consideration was all received on October 24, 2023.

As a result, the Company had 25,000,000 and 24,000,000 shares issued and outstanding as of December 31, 2023 and June 30, 2023.

Statutory reserves and restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiaries are required to annually appropriate 10% of their net after-tax income to a statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As of December 31, 2023 and June 30, 2023, the Company’s PRC entities collectively attributed $300,171 and $300,171 of retained earnings to their statutory reserves, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with PRC accounting standards and regulations, the PRC entities are restricted from transferring a portion of their net assets. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries. As of December 31, 2023 and June 30, 2023, the aggregate amounts of restricted net assets of the relevant PRC entities amounted to $447,704 and $447,704, respectively.